Share capital and share-based compensation - Narrative (Details)									9 Months Ended	12 Months Ended
	Jan. 30, 2022 shares	Oct. 15, 2021 USD ($) shares	Aug. 10, 2021 USD ($) shares employee $ / shares	Jun. 24, 2021 USD ($) employee shares	Nov. 13, 2020 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) $ / shares shares	Mar. 23, 2018 USD ($) $ / shares shares	Aug. 10, 2021 shares $ / shares	Oct. 31, 2021 USD ($) employee shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares	Dec. 14, 2021 $ / shares	Jan. 25, 2021 shares	Feb. 28, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)														12,000	8,468
Sale of stock, price per share (in dollars per share) | $ / shares													$ 11.32
Conversion of convertible debt (in shares)							13,436
Conversion of convertible debt | $							$ 492,409				$ 492,409
Number of employees who exercised shares in period | employee			19	4						23
Number of share options exercised (in shares)				25,664						2,172,820	0
Exercise of stock options | $				$ 169,105						$ 169,105
Business combination, share exchange ratio			39.91						39.91
Exercise of stock options (in shares)										2,055,474
Number of warrants exercised (in shares)	9,678	100
Exercise of warrants (in shares)		100
Proceeds from exercise of warrants | $		$ 1,150								$ 1,150
Number of share options issued upon exchange of acquiree shares (in shares)			4,242,707						4,242,707
Number of share options exercisable (in shares)										4,242,707	106,307	29,440
Fair value of stock options granted | $										$ 8,280,000	$ 940,000	$ 310,000
Share-based compensation | $										3,982,943	332,634	97,258
Liabilities from share-based payment transactions | $										0	171,849
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares)			28,779						54,443
Number of shares exchanged (in shares)			2,552,450						2,552,450
Li-Cycle Corp. | Common Class A
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)			2,407,535						2,407,535
Li-Cycle Holdings Corp.
Disclosure of classes of share capital [line items]
Proceeds from public share issuance, net of share issue costs | $			$ 315,500,000
Sale of stock, price per share (in dollars per share) | $ / shares			$ 10						$ 10
Li-Cycle Holdings Corp. | Common Class A
Disclosure of classes of share capital [line items]
Shares converted (in shares)			96,084,679
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Proceeds from public share issuance, net of share issue costs | $			$ 525,329,273
Sale of stock, price per share (in dollars per share) | $ / shares			$ 10						$ 10
Number of share options assumed In business combination (in shares)			65,671,374
Exercise of stock options (in shares)			1,031,226
Restricted share units
Disclosure of classes of share capital [line items]
Share-based compensation | $										1,293,030	88,425
Liabilities from share-based payment transactions | $										0	171,849
Fair value loss on restricted share units | $										$ (3,096,940)	(83,424)
Restricted share units | Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)			9,829						9,829
Number of other equity instruments exercised (in shares)			9,829
Restricted share units | Minimum
Disclosure of classes of share capital [line items]
Vesting period										1 year
Restricted share units | Maximum
Disclosure of classes of share capital [line items]
Vesting period										3 years
Restricted share units | Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised (in shares)			392,276
Stock options
Disclosure of classes of share capital [line items]
Expiration period, share based payment arrangements										5 years
Vesting period										3 years
Share-based compensation | $										$ 2,690,000	$ 330,000	$ 100,000
Stock options | Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Shares converted (in shares)			106,307
LTIP
Disclosure of classes of share capital [line items]
Expiration period, share based payment arrangements										10 years
Vesting period										3 years
Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						159,294	159,294	188,604
Proceeds from public share issuance, net of share issue costs | $						$ 6,481,381		$ 2,645,136
Sale of stock, price per share (in dollars per share) | $ / shares						$ 40.05	$ 40.05	$ 14.02
Private Placement | Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)					281,138
Proceeds from public share issuance, net of share issue costs | $					$ 23,000,000
Sale of stock, price per share (in dollars per share) | $ / shares					$ 81.81
Share issue related cost | $					$ 1,380,000